Subsequent Events (Details) - Employees share options [Member] $ / shares in Units, ¥ in Thousands, $ in Thousands	Mar. 04, 2016 USD ($) $ / shares	Mar. 04, 2016 CNY (¥)	May. 15, 2014 USD ($) $ / shares	May. 15, 2014 CNY (¥)
Subsequent events
Exercise price (In dollars per share)			$ 5.00
Total incremental cost			$ 276	¥ 1,698
Subsequent events [Member] | 2014 Plan [Member]
Subsequent events
Exercise price (In dollars per share)	$ 3.09
Total incremental cost	$ 3,400	¥ 22,100
Subsequent events [Member] | 2014 Plan [Member] | Minimum [Member]
Subsequent events
Amortization period for unvested options incremental cost	33 months	33 months
Subsequent events [Member] | 2014 Plan [Member] | Maximum [Member]
Subsequent events
Amortization period for unvested options incremental cost	45 months	45 months